Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Selected Financial Information by Segment
The following table presents selected financial information by segment and reconciles segment pre-tax adjusted operating income (loss) to amounts reported in the consolidated statements of income (loss):

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Segment adjusted pre-tax income (loss):
Benefits	$52.4	$34.3	$35.8	$7.9
Retirement	111.7	106.2	60.8	10.3
Individual Life	16.0	19.9	17.1	0.5
Other	(16.6)	(44.2)	(62.8)	(2.8)
Total segment adjusted pre-tax income	163.5	116.2	50.9	15.9
Add (deduct) the following:
Excluded realized gains (losses)	(70.4)	44.1	(12.5)	(4.0)
Amortization of intangible assets	(82.8)	(81.1)	(74.3)	—
Closed Block results	(132.8)	35.5	(15.8)	(24.7)
Income (loss) from operations before income taxes	$(122.5)	$114.7	$(51.7)	$(12.8)
The following table presents total adjusted revenue by segment:

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Segment adjusted revenue:
Benefits	$1,014.4	$898.0	$711.8	$61.3
Retirement	782.8	708.9	573.1	58.3
Individual Life	569.3	513.0	420.8	41.7
Other	(16.9)	(41.9)	(37.1)	(2.4)
Total segment adjusted revenue	2,349.6	2,078.0	1,668.6	158.9
Add: Excluded realized gains (losses)	(70.4)	44.1	(12.5)	(4.0)
Add: Closed Block revenue	2.0	336.1	272.5	7.4
Total Revenue	$2,281.2	$2,458.2	$1,928.6	$162.3
Segment adjusted revenue represents segment revenue excluding certain net realized gains and losses, as described above, and excludes revenue in the Closed Block.
The following table presents total assets by segment:

	As of December 31, 2018	As of December 31, 2017
Segment assets:
Benefits	$1,468.4	$1,467.3
Retirement	25,077.7	23,968.5
Individual Life	8,005.9	7,836.0
Other	2,356.7	1,769.0
Total segment assets	36,908.7	35,040.8
Add: Closed Block assets (1)	12,052.8	7,513.4
Total Assets	$48,961.5	$42,554.2
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(1)	Includes deposit asset and invested assets related to Closed Block.

The following tables provide supplementary insurance information by segment:

	For the Year Ended December 31, 2018
	Premium Revenue	Net Investment Income	Benefits, Claims, and Interest Credited	Amortization of DAC and VOBA	Other Underwriting and Operating Expenses
Successor Company
Benefits	$979.8	$30.3	$719.8	$5.6	$236.6
Retirement	—	762.2	470.1	76.3	124.7
Individual Life	33.5	261.7	435.0	8.4	109.9
Other	—	28.2	—	—	(0.3)
Segment total	1,013.3	1,082.4	1,624.9	90.3	470.9
Add: Closed Block	—	123.4	109.8	1.4	21.9
Total	$1,013.3	$1,205.8	$1,734.7	$91.7	$492.8

	For the Year Ended December 31, 2017
	Premium Revenue	Net Investment Income	Benefits, Claims, and Interest Credited	Amortization of DAC and VOBA	Other Underwriting and Operating Expenses
Successor Company
Benefits	$867.4	$25.7	$640.2	$2.8	$220.7
Retirement	—	698.7	426.8	60.8	115.1
Individual Life	32.1	242.1	385.6	8.7	98.8
Other	—	14.3	—	—	2.3
Segment total	899.5	980.8	1,452.6	72.3	436.9
Add: Closed Block	—	303.3	279.7	2.0	15.6
Total	$899.5	$1,284.1	$1,732.3	$74.3	$452.5

	February 1 to December 31, 2016
	Premium Revenue	Net Investment Income	Benefits, claims, and interest credited	Amortization of DAC and VOBA	Underwriting and operating expenses
Successor Company
Benefits	$686.7	$18.8	$497.6	$0.6	$177.8
Retirement	—	579.5	357.6	56.5	98.2
Individual Life	30.8	202.9	313.9	1.9	87.9
Other	—	11.3	—	—	25.7
Segment total	717.5	812.5	1,169.1	59.0	389.6
Add: Closed Block	—	288.8	267.5	0.7	17.0
Total	$717.5	$1,101.3	$1,436.6	$59.7	$406.6

	January 1 to January 31, 2016
	Premium Revenue	Net Investment Income	Benefits, claims, and interest credited	Amortization of DAC and VOBA	Underwriting and operating expenses
Predecessor Company
Benefits	$58.6	$2.1	$37.1	$0.2	$16.1
Retirement	—	57.3	33.4	6.6	8.0
Individual Life	2.6	22.9	32.7	1.2	7.3
Other	—	(2.4)	—	—	0.4
Segment total	61.2	79.9	103.2	8.0	31.8
Add: Closed Block	—	29.8	30.1	0.6	1.2
Total	$61.2	$109.7	$133.3	$8.6	$33.0

	As of December 31, 2018			As of December 31, 2017
	DAC and VOBA	Future Policy Benefits, Losses, Claims, and Loss Expense (1)	Other Policyholders' Funds (2)	DAC and VOBA	Future Policy Benefits, Losses, Claims, and Loss Expense (1)	Other Policyholders' Funds (2)
Benefits	$9.5	$386.4	$32.7	$7.7	$344.7	$29.3
Retirement	627.6	23,598.7	54.3	422.0	21,350.2	22.7
Individual Life	385.9	7,551.3	50.2	250.2	7,221.9	47.0
Other	—	—	12.1	—	—	14.9
Segment total	1,023.0	31,536.4	149.3	679.9	28,916.8	113.9
Add: Closed Block	—	6,594.3	—	16.3	7,124.5	4.0
Total	$1,023.0	$38,130.7	$149.3	$696.2	$36,041.3	$117.9
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(1)	Includes funds held under deposit contracts, future policy benefits, and policy and contract claims on the consolidated balance sheets.

(2)	Includes unearned premiums.